Note 1 - Basis of Presentation and General Information (Details)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 1 - Basis of Presentation and General Information (Details) [Line Items]
Percentage of Voyage and Time Charter Revenues	10.00%	10.00%	10.00%
Pittas Family [Member]
Note 1 - Basis of Presentation and General Information (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	29.80%